FINANCIAL INSTRUMENTS - Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration	$ 74,024	$ 60,233
Estimated financial effect of contingent consideration	66,702	60,233
Financial liabilities	394,612
Payment for contingent consideration	26,708	8,761
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	59,686	58,180
(Loss) gain on change in fair value of contingent consideration	(967)	$ 4,322	$ 2,431
Contingent consideration | Bluecap and Navint
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	8,010
Contingent consideration | Atix, Habitant and Cloudshift
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration	$ (6,926)